Operating Lease Right-of-Use Assets and Operating Lease Liabilities - Schedule of Maturities of Operating Lease Liabilities (Details)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Schedule of Maturities of Operating Lease Liabilities [Abstract]
2026	$ 6,135,527	$ 788,294
2027	5,954,189	764,995
2028	5,113,884	657,033
2029	5,266,904	676,693
2030	4,796,315	616,232
Thereafter	1,349,182	173,343
Total	28,616,001	3,676,590
Less: imputed interest	(2,936,204)	(377,244)
Present value of operating lease liabilities	25,679,797	3,299,346	$ 6,960,066
Less: current portion of lease obligation	(5,113,112)	(656,934)	(2,270,289)
Total	$ 20,566,685	$ 2,642,412	$ 4,689,777